ACQUISITIONS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
India Wind Portfolio
On July 5, 2024, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 74% (15% net to Brookfield Renewable) interest in a leading wind-focused commercial and industrial renewable business in India, with 524 MW of operating assets and a 2.75 GW development pipeline. The transaction structure consists of an upfront payment of $87 million ($17 million net to Brookfield Renewable) and non-cash consideration of $45 million with the opportunity for follow on investment. Transaction costs related to the acquisition totaled $2 million and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, revenue would have been $59 million for the year ended December 31, 2024.
South Korea Distributed Generation Portfolio
On July 22, 2024, Brookfield Renewable, together with its institutional partners, completed the acquisition of a fully integrated distributed generation focused renewable platform in South Korea, with 103 MW of operating and under construction assets and 2.2 GW development pipeline for KRW23 billion ($17 million) upfront and deferred consideration of KRW2 billion ($2 million) (expected KRW5 billion ($4 million) net to Brookfield Renewable). The total transaction costs related to the acquisition is $4 million and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the South Korea Distributed Generation Portfolio would have been $17 million for the year ended December 31, 2024.
Neoen
In December 2024, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 53% controlling stake in Neoen, a leading global renewables developer headquartered in France for proceeds of €3.2 billion ($3.4 billion) (expected €258 million ($269 million) net to Brookfield Renewable). Neoen has 8 GW of operating and in construction renewable power and energy storage assets, as well as a 20 GW development pipeline. Subsequent to the year ended December 31, 2024, Brookfield Renewable, together with its institutional partners, launched a tender offer for the remaining shares and convertible bonds of Neoen. On a 100% basis, the purchase price for the Neoen shares implies a total acquisition price of approximately €6.2 billion ($6.4 billion) (expected €492 million ($512 million) net to Brookfield Renewable). Transaction costs related to the acquisition totaled $10 million and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, revenue would have been $579 million for the year ended December 31, 2024. Refer to Note 15 - Non-controlling interests and Note 32 - Subsequent events for more details.
The preliminary purchase price allocations, at fair value, as at December 31, 2024, with respect to the acquisitions are as follows:

(MILLIONS)	India Wind Portfolio(1)	South Korea Distributed Generation Portfolio(1)	Neoen(1)	Total
Cash and cash equivalents	$3	$6	$544	$553
Trade receivables and other current assets	18	7	341	366
Assets classified as held for sale	—	—	861	861
Property, plant and equipment, at fair value	154	100	7,185	7,439
Deferred income tax assets	—	—	60	60
Financial instrument assets(2)	—	—	345	345
Equity accounted investments	—	—	8	8
Other non-current assets	1	—	68	69
Accounts payable and accrued liabilities	(3)	(10)	(367)	(380)
Current portion of non-recourse borrowings	(13)	(1)	(955)	(969)
Liabilities directly associated with assets held for sale	—	—	(340)	(340)
Financial instrument liabilities(2)	—	—	(101)	(101)
Non-recourse borrowings	(28)	(83)	(3,656)	(3,767)
Deferred income tax liabilities	(13)	(1)	(423)	(437)
Provisions(2)	—	—	(156)	(156)
Other long-term liabilities	(1)	—	(499)	(500)
Fair value of net assets acquired	118	18	2,915	3,051
Non-controlling interests	(7)	(3)	(3,005)	(3,015)
Goodwill	21	4	3,531	3,556
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$132	$19	$3,441	$3,592
(1)The purchase price allocation is preliminary as at December 31, 2024. Brookfield Renewable is currently assessing the fair value of net assets acquired and Goodwill for the purchase price allocation and expects to finalize the balances in 2025 within the one year measurement period.
(2)Includes both short-term and long-term balances.
The following investments were accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
U.K. Wind Portfolio
In December 2024, Brookfield Renewable, together with its institutional partners, partnered with a global leader in offshore wind, to acquire a 12% interest in a portfolio of approximately 3.5 GW of operating capacity located in the U.K. for £1.7 billion ($2.2 billion) (£444 million ($565 million) net to Brookfield Renewable). Brookfield Renewable recognized an equity accounted investment for its equity contribution of £110 million ($138 million) representing an approximate 3% interest.
China Wind Portfolio
In November 2024, Brookfield Renewable, together with its institutional partners, invested $53 million ($11 million net to Brookfield Renewable) to acquire a 49% interest in a tri-party joint venture with a 600 MW wind portfolio.
U.K. Distributed Generation Portfolio
In November 2024, Brookfield Renewable, together with its institutional partners, alongside a third party, acquired 100% of a leading U.K. based distributed generation developer with 200 MW operating assets and a 450 MW development pipeline for £126 million ($160 million) (£25 million ($32 million) net to Brookfield Renewable). Brookfield Renewable, together with its institutional partners, holds a 67% economic interest (13% net to Brookfield Renewable).
U.S. eFuels Portfolio
In December 2024, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 67% interest in an eFuels facility in the U.S. that will be capable of producing 500 barrels per day for consideration of $45 million ($9 million net to Brookfield Renewable).
Completed in 2023
The following investments were accounted for using the acquisition method by Brookfield Renewable, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
Brazil Wind Portfolio
On March 3, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of 100% interest in a 136 MW portfolio of operating wind assets in Brazil. The total purchase price of this acquisition was $95 million (approximately $24 million net to Brookfield Renewable), comprising of closing consideration, including working capital and closing adjustments of $90 million (approximately $23 million net to Brookfield Renewable) and $5 million of deferred consideration (approximately $1 million net to the Brookfield Renewable). Brookfield Renewable holds an approximately 25% economic interest. The total transaction costs related to the acquisition were less than $1 million and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the Brazil Wind Portfolio would have been $24 million for the year ended December 31, 2023.
Brazil Distributed Generation
On May 4, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 90% interest in a distributed generation platform with approximately 730 MW of development pipeline in Brazil. The purchase price of this acquisition was $4 million (approximately $1 million net to Brookfield Renewable) with fair value of assets acquired of $5 million and liabilities assumed of $1 million. Brookfield Renewable holds an approximately 20% economic interest.
U.S. Renewable Portfolio
On October 25, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 100% interest in a fully integrated developer and operator of renewable power assets in the United States with 5,900 MW of operating and under construction assets, with a 6,100 MW development pipeline for $1,083 million (approximately $308 million net to Brookfield Renewable) comprised of $565 million (approximately $161 million net to Brookfield Renewable) plus $518 million of deferred consideration (approximately $147 million net to Brookfield Renewable). Total fair value of net assets acquired, net of non-controlling interest was $1,453 million. The total transaction costs related to the acquisition were $6 million (approximately $2 million net to Brookfield Renewable) and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the U.S. Renewable Portfolio would have been $401 million for the year ended December 31, 2023.
During the third quarter of 2024, the purchase price allocation was adjusted and as a result the purchase price allocation as at December 31, 2023 does not correspond to the figures as disclosed in the 2023 Annual Report. The effect of the purchase price allocation adjustment resulted in an increase of $68 million to Property, plant and equipment, $18 million to Equity accounted investments, $8 million to Deferred income tax liabilities, $28 million to Provisions and a decrease of $28 million to Non-controlling interests, $3 million to Non-recourse borrowings and $1 million to Financial instruments liabilities.
India Renewable Portfolio
On April 22, 2023, Brookfield Renewable, together with institutional partners, acquired an approximately 7% equity interest (1% net to Brookfield Renewable) in a leading commercial and industrial renewable development platform in India with 4,500 MW of operating and development pipeline for INR2.5 billion ($30 million) (approximately INR500 million ($6 million) net to Brookfield Renewable). The investment was recognized as an equity accounted investment. During the second and third quarters of 2023, Brookfield Renewable, together with institutional partners, subscribed for incremental shares for an aggregate INR1.7 billion ($21 million) (approximately INR 340 million ($4 million) net to Brookfield Renewable).
On October 26, 2023, Brookfield Renewable together with its institutional partners, subscribed for additional shares for INR9.8 billion ($118 million) (approximately INR2 billion ($24 million) net to Brookfield Renewable). This subscription increased the total interest to approximately 37.54% (approximately 7% net to Brookfield Renewable) for aggregate consideration of approximately $168 million (approximately $34 million net to Brookfield Renewable) and results in control of the board of directors. Through the transaction Brookfield Renewable acquired the business at a total fair value of $447 million on a 100% basis. As such, Brookfield Renewable derecognized the existing equity accounted investment and recognized the transaction as a business combination. The total transaction costs related to the acquisition were $2 million (less than $1 million net to Brookfield Renewable) and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue would have been approximately $108 million for the year ended December 31, 2023.
During the third quarter of 2024, the purchase price allocation was finalized and as a result the purchase price allocation as at December 31, 2023 does not correspond to the figures as disclosed in the 2023 Annual Report. The effect of the purchase price allocation finalization resulted in an increase of $23 million to Goodwill and a corresponding decrease of $28 million to Property, plant and equipment, $3 million to Equity accounted investments, $3 million to Other non-current assets, and $11 million to Deferred income tax liabilities.
Brazil Wind Portfolio
On November 6, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 100% interest in a 60 MW portfolio of operating wind assets in Brazil for total consideration of R$113 million ($23 million) (R$28 million ($6 million) net to Brookfield Renewable). Brookfield Renewable holds an approximately 25% economic interest. The total transaction costs related to the acquisition were less than $1 million and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the Brazil Wind Portfolio would have been $9 million for the year ended December 31, 2023.
U.K. Wind Portfolio
On December 14, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 100% interest in a leading independent U.K. renewables developer with 260 MW onshore wind assets, 800 MW near-term development and another 3 GW of later stage projects for a total purchase price of £489 million ($625 million) (£232 million ($296 million) net to Brookfield Renewable) comprising of closing consideration of £477 million ($610 million) (£226 million ($289 million) net to Brookfield Renewable) and £12 million ($15 million) (£6 million ($7 million) net to Brookfield Renewable) of contingent consideration. The total transaction costs related to the acquisition were $7 million (approximately $3 million net to Brookfield Renewable) and have been classified under Other in the consolidated statement of income (loss). If the acquisition had taken place at the beginning of the year, the revenue from the U.K. Wind Portfolio would have been $100 million for the year ended December 31, 2023.
During the third quarter of 2024, the purchase price allocation was adjusted and as a result the purchase price allocation as at December 31, 2023 does not correspond to the figures as disclosed in the 2023 Annual Report. The effect of the purchase price allocation adjustment resulted in an increase of $95 million to Goodwill and a corresponding decrease of $127 million to Property, plant and equipment, and $32 million to Deferred income tax liabilities.
The final purchase price allocations, at fair value, as at December 31, 2023, with respect to the business combinations are as follows:

(MILLIONS)	Brazil Wind Portfolio	U.S. Renewable Portfolio(1)	India Renewable Portfolio(2)	Brazil Wind Portfolio	U.K. Wind Portfolio(3)	Total
Cash and cash equivalents	$10	$88	$27	$1	$60	$186
Restricted cash	—	111	32	—	1	144
Trade receivables and other current assets	9	127	69	4	26	235
Property, plant and equipment	130	4,005	823	40	868	5,866
Deferred tax assets	—	—	22	—	—	22
Financial instruments assets(4)	—	38	—	—	8	46
Equity accounted investments	—	54	5	—	—	59
Other non-current assets	19	54	36	5	—	114
Accounts payable and accrued liabilities	(22)	(88)	(62)	(2)	(13)	(187)
Current portion of non-recourse borrowings	(4)	(187)	(35)	(2)	(61)	(289)
Financial instruments liabilities(4)	—	(1,036)	—	—	(65)	(1,101)
Non-recourse borrowings	(45)	(902)	(581)	(17)	(236)	(1,781)
Deferred income tax liabilities	—	(37)	(37)	—	(119)	(193)
Provisions	(2)	(247)	—	—	(6)	(255)
Other long-term liabilities	—	(130)	(19)	(6)	(58)	(213)
Fair value of net assets acquired	95	1,850	280	23	405	2,653
Non-controlling interests	—	(315)	(37)	—	(34)	(386)
Goodwill	—	—	204	—	254	458
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$95	$1,535	$447	$23	$625	$2,725
(1)During the year ended December 31, 2024 Brookfield Renewable recorded purchase price allocation adjustments of $118 million primarily to Property, plant and equipment, equity accounted investments, deferred income tax liabilities, provisions and non-controlling interests, non-recourse borrowings, financial instruments liabilities.
(2)During the year ended December 31, 2024, Brookfield Renewable recorded purchase price allocation adjustments of $34 million primarily to Property, plant and equipment, Equity accounted investments, Other non-current assets, Deferred income tax liabilities and Goodwill.
(3)During the year ended December 31, 2024, Brookfield Renewable recorded purchase price allocation adjustments of $127 million primarily to Property, plant and equipment, Deferred income tax liabilities and Goodwill.
(4)Includes both short-term and long-term balances.
The following investments were accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.

India Sustainable Agricultural Solutions
On February 16, 2023, Brookfield Renewable, together with institutional partners, acquired an approximately 4% equity interest in a sustainable agricultural solutions company in India for INR7 billion ($86 million) (approximately INR1.4 billion ($17 million) net to Brookfield Renewable).
X-Elio
On October 10, 2023, Brookfield Renewable, together with its institutional partners, completed the acquisition of the remaining 50% interest in X-Elio for total consideration of $893 million ($76 million net to Brookfield Renewable for approximately 4.2% interest). Brookfield Renewable holds a 17% economic interest in the investment and continues to account for the investment as an equity accounted investment.
Westinghouse
On November 7, 2023, Brookfield Renewable, together with institutional partners, through a strategic partnership with Cameco Corporation, acquired 100% of Westinghouse, one of the world’s largest nuclear services businesses, from our affiliate Brookfield Business Partners L.P. and its institutional partners, for $4.37 billion ($442 million net to Brookfield Renewable). Brookfield Renewable, together with institutional partners, own an aggregate 51% interest (10.11% net to Brookfield Renewable) with Cameco owning 49%.
During the fourth quarter of 2024, Brookfield Renewable increased its ownership in the business from approximately 10.1% to approximately 10.8% for $38 million.
Completed in 2022
The following investments were accounted for using the acquisition method by Brookfield Renewable, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
U.S. Utility-scale Solar Portfolio
On January 24, 2022, Brookfield Renewable, together with its institutional partners, completed the acquisition of 100% interest in a utility scale development business with a 20 GW portfolio of utility-scale solar and energy storage development assets in the United States. The total purchase price of this acquisition was $760 million comprising of closing consideration including working capital and closing adjustments of $702 million, plus $58 million of additional incentive payments to be paid contingent upon certain milestones being achieved. The total transaction costs related to the acquisition were $2 million. Brookfield Renewable holds an approximately 20% economic interest.
Europe Utility-scale Solar Portfolio
On February 2, 2022, Brookfield Renewable, together with institutional partners, completed the acquisition of 100% interest in a 1.7 GW portfolio of utility-scale solar development assets in Germany. The total purchase price of this acquisition was €81 million ($90 million) comprising of closing consideration including working capital and closing adjustments, was approximately €66 million ($73 million), plus €15 million ($17 million) of additional incentive payments to be paid contingent upon certain milestones being achieved. The total transaction costs related to the acquisition were €2 million ($2 million). Brookfield Renewable holds an approximately 20% economic interest.
Chile Distributed Generation Portfolio
On March 17, 2022, Brookfield Renewable, together with institutional partners, completed the acquisition of 83% interest in a 437 MW distributed generation portfolio of high quality operating and development assets in Chile. The purchase price of this acquisition, including working capital and closing adjustments, was approximately $31 million. Through the transaction Brookfield Renewable acquired the business at a total fair value of $37 million on a 100% basis. The total transaction costs related to the acquisition was $1 million. Brookfield Renewable holds an approximately 20% economic interest in the investment.
During the fourth quarter of 2022, Brookfield Renewable, together with institutional partners, contributed an additional approximate $4 million to fund the development pipeline, increasing the ownership interest from 83% to 84%.
U.S. Distributed Generation Portfolio
On September 28, 2022, Brookfield Renewable, together with its institutional partners, completed the acquisition of 100% interest in an integrated distributed generation developer with approximately 500 MW of contracted operating and under construction assets, and an 1.8 GW of development pipeline in the United States. The purchase price of this acquisition was $614 million, consisting of $538 million initial equity price, a $22 million working capital and closing adjustments and $98 million to repay previously existing non-recourse borrowings (in aggregate $123 million net to Brookfield Renewable). The total transaction costs related to the acquisition were $5 million. Brookfield Renewable holds an approximately 20% economic interest. If the acquisition had taken place at the beginning of the year, the revenue from the U.S. Distributed Generation Portfolio would have been $46 million for the year ended December 31, 2022.
During the year ended December 31, 2023, the purchase price allocation was finalized and as a result the purchase price allocation as at December 31, 2022 does not correspond to the figures as disclosed in the 2022 Annual Report. The effect of the purchase price allocation finalization resulted in a decrease of $73 million to Goodwill and a corresponding increase of $36 million to Property, plant and equipment, a decrease of $7 million to Deferred tax assets, $33 million to Non-recourse borrowings, $3 million to Provisions, and $8 million to Financial instrument liabilities.
U.S. Wind Portfolio
On December 16, 2022, Brookfield Renewable, together with institutional partners, completed the acquisition of 100% interest in a renewable developer with a portfolio of over 800 MW of operating wind assets and pipeline of over 22 GW of solar and storage assets in the United States. The purchase price of this acquisition, including working capital and closing adjustments, was approximately $1,092 million. The total transaction costs related to the acquisition were $4 million. Brookfield Renewable holds an approximately 20% economic interest. If the acquisition had taken place at the beginning of the year, the revenue from the U.S. Wind Portfolio would have been $82 million for the year ended December 31, 2022.
During the year ended December 31, 2023, the purchase price allocation was finalized and as a result the purchase price allocation as at December 31, 2022 does not correspond to the figures as disclosed in the 2022 Annual Report. The effect of the purchase price allocation finalization included a decrease of $96 million to Property, plant and equipment, $6 million in Assets held for sale, $12 million to Other non-current assets, $97 million to Financial Instrument liabilities, $23 million to Other long-term liabilities, $6 million in Provisions. and an increase of $9 million in Liabilities classified as held for sale.
The final purchase price allocations, at fair value, as at December 31, 2022, with respect to the business combinations are as follows:

(MILLIONS)	Chile Distributed Generation Portfolio	Europe Utility-scale Solar Portfolio	U.S. Utility-scale Solar Portfolio (1)	U.S. Distributed Generation Portfolio(2)(3)	U.S. Wind Portfolio(2)(4)	Total
Cash and cash equivalents	$2	$3	$22	$33	$26	$86
Restricted cash	—	—	6	6	5	17
Trade receivables and other current assets	2	30	48	13	13	106
Assets classified as held for sale(4)	—	—	—	—	240	240
Property, plant and equipment	21	1	561	708	1,796	3,087
Deferred tax assets	—	—	—	10	—	10
Financial instruments assets(5)	—	—	—	10	2	12
Other non-current assets	1	—	4	21	22	48
Accounts payable and accrued liabilities	(1)	(5)	(32)	(66)	(38)	(142)
Current portion of non-recourse borrowings	—	—	—	(9)	—	(9)
Liabilities directly associated with assets held for sale(4)	—	—	—	—	(135)	(135)
Financial instruments liabilities(5)	—	—	(15)	(15)	(725)	(755)
Non-recourse borrowings	(6)	—	(48)	(346)	—	(400)
Deferred income tax liabilities	—	(7)	(43)	—	—	(50)
Provisions	—	—	—	(25)	(29)	(54)
Other long-term liabilities	—	—	(30)	(35)	(68)	(133)
Fair value of net assets acquired	19	22	473	305	1,109	1,928
Non-controlling interests	—	—	—	—	(26)	(26)
Goodwill	18	68	287	309	9	691
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$37	$90	$760	$614	$1,092	$2,593
(1)During the year ended December 31, 2022, Brookfield Renewable recorded purchase price allocation adjustment of $176 million primarily to Property, plant and equipment, Deferred tax asset, Other non-current assets, Deferred income tax liabilities and Other long-term liabilities.
(2)The purchase price allocation was preliminary as at December 31, 2022 and was finalized during the year ended December 31, 2023.
(3)During the year ended December 31, 2022, Brookfield Renewable recorded purchase price allocation adjustments of $97 million primarily to Property, plant and equipment, at fair value, Deferred tax assets and Deferred income tax liabilities.
(4)Refer to Note 4 - Disposal of assets.
(5)Includes both short-term and long-term balances.

The following investments were accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
Spanish Distributed Generation Portfolio (“Powen”)
In February 2022, Brookfield Renewable, together with institutional partners, acquired an initial 16% interest in a DG solar development business in Spain and Mexico with approximately 700 MW of operating and development assets for $22 million ($6 million net to Brookfield Renewable). During the course of 2022, Brookfield Renewable, together with institutional partners, subscribed for additional shares for $34 million ($7 million net to Brookfield Renewable). This subscription increased our interest to approximately 32% (6% net to Brookfield Renewable)
In the second and third quarter of 2023, Brookfield Renewable, together with its institutional partner, subscribed for additional shares in Powen for $49 million ($10 million net to Brookfield Renewable). These subscriptions increased the total interest in Powen to 44% (8.8% net to Brookfield Renewable).
During the second and third quarter of 2024, Brookfield Renewable, together with its institutional partner, subscribed for additional shares in a distributed generation development business in Spain and Mexico. The incremental subscription increased our total interest from approximately 44% to 50% (10% net to Brookfield Renewable). Refer to Note 20 - Equity-accounted investments or more details.
Island Aggregator LP
On June 20, 2022, Brookfield Renewable, together with institutional partners, committed to invest $500 million, of which $122 million was deployed for a 20% stake in common equity into a private owner and operator of long-term, U.S. denominated, contracted power and utility assets across the Americas with 1.2 GW of installed capacity and approximately 1.3 GW development pipeline. Brookfield Renewable holds a 20% interest in this investment through an intermediate entity.
California Resources Corporation
On August 3, 2022, Brookfield Renewable, together with its institutional partners, formed a joint venture with California Resources Corporation (“CRC”) to establish a Carbon Management Business that will develop carbon capture and storage in California. Brookfield Renewable, together with its institutional partners, has committed to invest up to $500 million to fund the development of identified carbon capture and storage projects in California. This includes an initial investment of approximately $137 million, of which $48 million was deployed during the year ended December 31, 2022, which includes a put option that offers strong downside protection at a pre-determined rate of return. Brookfield Renewable holds an approximate 10% economic interest.
California Bioenergy (“Calbio”)
On December 21, 2022, Brookfield Renewable, together with its institutional partners, closed its purchase of a 10% interest in a developer, operator and owner of renewable natural gas assets in the U.S. with an initial equity commitment of $150 million ($30 million net to Brookfield Renewable) and secured the option to invest up to approximately $350 million ($70 million net to Brookfield Renewable) of follow-on equity capital for future projects meeting our risk-return requirements. Brookfield Renewable holds an approximate 2% economic interest.